Stock Option and Award Plans and Stock-Based Compensation	12 Months Ended
Feb. 01, 2014
Stock Option and Award Plans and Stock-Based Compensation

12. Stock Option and Award Plans and Stock-Based Compensation

On May 1, 2013, the Company’s Board of Directors approved the Company’s assumption and adoption of the 2006 Management Incentive Plan (the 2006 Plan) that was previously sponsored by Burlington Coat Factory Holdings, LLC. The Company’s 2013 Omnibus Incentive Plan (the 2013 Plan and, together with the 2006 Plan, the Plans) was adopted effective prior to and in connection with the Offering. The 2006 Plan and the 2013 Plan each provide for the granting of stock options, restricted stock and other forms of awards to key employees and directors of the Company or its affiliates. Prior to the Offering, grants made pursuant to the 2006 Plan were comprised of units of the Company’s common stock. Each “unit” consisted of 99 shares of the Company’s Class A common stock and one share of the Company’s Class L common stock. Awards previously granted under the 2006 Plan have been retroactively adjusted to reflect the Reclassification.

As of February 1, 2014, there were 10,125,258 shares of common stock authorized for issuance under the 2006 Plan and 6,000,000 shares of common stock authorized for issuance under the 2013 Plan.

Stock Options

The Company accounts for awards issued under the Plans in accordance with ASC Topic No. 718, “Stock Compensation.” Options granted during Fiscal 2013, Fiscal 2012 and Fiscal 2011 were all service-based awards and were granted under the 2006 Plan at exercise prices of (i) $4.55 per unit and $10.91 per unit from May 1, 2011 through May 17, 2012; (ii) $5.91 per unit and $10.91 per unit from May 17, 2012 through May 17, 2013; (iii) $4.55 per unit from May 17, 2013 through the date of the Offering; and (iv) $26.96 per share from the date of the Offering through February 1, 2014.

In February 2011, in connection with the debt refinancing, the Company’s Board of Directors approved and communicated that the exercise price of the options outstanding would be reduced. After an analysis was completed, the exercise prices of each outstanding option were reduced, from $8.18 per unit and $16.36 per unit, respectively, to $2.78 per unit and $10.96 per unit, respectively, without affecting the existing vesting schedules thereof. The amount of the reduction was ratified in April 2011. Upon application of modification accounting, which contemplates fair value of awards both before and after the debt refinancing and related dividends, the stock compensation cost did not change as a result of this modification.

During Fiscal 2013, the Company made a special one-time grant under the 2006 Plan to certain members of its management team which resulted in the grant of options to purchase an aggregate of 1,595,000 shares of common stock. These one-time grants vest 20% on each of the first five anniversaries of the Trigger Date. The Trigger Date is defined as the date after the vesting of all other options held by the grantee which were granted to the grantee prior to May 2013 and remain outstanding and unvested as of the date of the one-time grant. All other service-based awards granted during Fiscal 2011, Fiscal 2012 and Fiscal 2013 through the date of the Offering vest 40% on the second anniversary of the award with the remaining amount vesting ratably over the subsequent three years. All service-based awards granted subsequent to the Offering vest 25% on each of the first four anniversaries of the grant date. The final exercise date for any option granted is the tenth anniversary of the grant date.

In order to mitigate the impact of the $336.0 million dividend paid in connection with the issuance of the Holdco Notes in February 2013, the Company’s Board of Directors in May 2013 approved a modification to all then outstanding options through a combination of exercise price reductions and cash payments to option holders. The reduction of the exercise prices of each outstanding option was as follows:

•	from $2.78 per unit to $0.79—$1.65 per unit;

•	from $4.55 per unit to $0.79 per unit;

•	from $5.91 per unit to $0.79—$0.94 per unit;

•	from $10.91 per unit to $3.17—$5.02 per unit; and

•	from $10.96 per unit to $3.17—$5.07 per unit.

The modifications, through a combination of either reduced exercise prices or cash payments, did not affect the existing vesting schedules. The modification, which contemplated the fair value of awards both immediately before and after the modification, resulted in a total of $10.4 million of incremental compensation expense during Fiscal 2013 recorded in the line item “Stock Option Modification Expense” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss), of which $4.3 million is payable in cash. As of February 1, 2014, the Company expects to recognize $6.0 million of incremental compensation expense to be recorded over the remaining vesting periods. The $6.0 million of incremental compensation expense is comprised of $4.8 million, which is non-cash, and $1.2 million, which will be paid in cash.

With the exception of the special one-time grants made during Fiscal 2013, all options awarded pursuant to the 2006 Plan become exercisable upon a change of control as defined in the Stockholders Agreement. Unless determined otherwise by the plan administrator and except as otherwise set forth in the option holders’ stock agreement, upon cessation of employment, (1) options under the 2006 Plan that have not vested will terminate immediately and (2) unexercised vested options under the 2006 Plan will be exercisable for a period of 60 days.

Non-cash stock compensation expense during Fiscal 2013, Fiscal 2012 and Fiscal 2011 amounted to $10.2 million, $2.7 million and $5.8 million, respectively. The table below summarizes the types of stock compensation:

	(in thousands)
	Year Ended
Type of Non-Cash Stock Compensation	February 1, 2014	February 2, 2013	January 28, 2012
Stock Option Modification(a)	$6,089	$—	$—
Stock Option Grants(b)	3,971	2,260	4,610
Restricted Stock Issuances(b)	143	487	1,187

Total (c)	$10,203	$2,747	$5,797

(a)	Represents non-cash compensation related to the modification of outstanding stock options granted under the 2006 Plan during the Fiscal 2013 which is included in the line item “Stock Option Modification Expense” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).
(b)	Included in the line item “Selling and Administrative Expenses” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).
(c)	The tax benefit related to the Company’s non-cash stock compensation was $5.1 million, $1.0 million, and $2.3 during Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively.

As of February 1, 2014, the Company had 4,619,323 options outstanding to purchase shares of common stock, all of which are service-based awards issued under the 2006 Plan, and there was approximately $13.6 million of unearned non-cash stock-based option compensation, exclusive of the $6.0 million of incremental compensation associated with the modification, that the Company expects to recognize as expense over a weighted average period of 4.9 years. The service-based awards are expensed on a straight-line basis over the requisite service period. As of February 1, 2014, 23.6 percent of outstanding options to purchase shares of common stock under the 2006 Plan had vested. As of February 1, 2014, no awards were outstanding under the 2013 Plan.

Stock option transactions for the eight month period ended October 2, 2013 are summarized as follows:

	Number of Units	Weighted Average Exercise Price Per Unit
Options Outstanding February 2, 2013	424,231	$6.96
Options Issued	175,500	4.55
Options Exercised(a)	(117,588)	1.96
Options Forfeited	(56,402)	6.82
Cancellation of Class A Units	(425,741)	2.95

Options Outstanding October 2, 2013	—	$—

(a)	Options exercised during the eight months ended October 2, 2013 had a total intrinsic value of $9.2 million.

As a result of the Reclassification on October 2, 2013, each outstanding share of the Company’s Class A common stock was automatically cancelled, each outstanding share of the Company’s Class L common stock was automatically converted into one share of the Company’s Class A common stock, effected for the 11-for-1 split, and then reclassified into common stock. The outstanding Class A options at the time of the Reclassification were reclassified into 4,683,151 common stock options. Stock option transactions during the four months ended February 1, 2014 are summarized below:

	Number of Shares	Weighted Average Exercise Price Per Share
Options Outstanding October 2, 2013	4,683,151	$2.95
Options Issued	52,761	26.96
Options Exercised(b)	(27,598)	1.55
Options Forfeited	(88,991)	2.01

Options Outstanding February 1, 2014	4,619,323	$3.25

(b)	Options exercised during the four months ended February 1, 2014 had a total intrinsic value of $0.8 million.

Non-vested stock option share transactions during the eight months ended October 2, 2013 are summarized below:

	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Non-Vested Options Outstanding, February 2, 2013	255,457	$3.06
Non-Vested Options Granted	175,500	5.64
Non-Vested Options Vested	(61,051)	3.05
Non-Vested Options Forfeited	(22,263)	3.41
Cancellation of Class A Units	(347,643)	3.73

Non-Vested Options Outstanding, October 2, 2013	—	$—

As a result of the Reclassification on October 2, 2013, each outstanding share of the Company’s Class A common stock was automatically cancelled, each outstanding share of the Company’s Class L common stock was automatically converted into one share of the Company’s Class A common stock, effected for the 11-for-1 split, and then reclassified into common stock. The outstanding non-vested Class A options at the time of the Reclassification were reclassified into 3,824,073 common stock options. Stock option transactions during the four months ended February 1, 2014 are summarized below:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Non-Vested Options Outstanding, October 2, 2013	3,824,073	$3.73
Non-Vested Options Granted	52,761	10.96
Non-Vested Options Vested	(276,432)	0.62
Non-Vested Options Forfeited	(72,602)	2.48

Non-Vested Options Outstanding, February 1, 2014	3,527,800	$4.13

The following table summarizes information about the options to purchase shares that were outstanding under the 2006 Plan as well as options that were exercisable under the 2006 Plan as of February 1, 2014:

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding At February 1, 2014	Weighted Average Remaining Contractual Life (Years)	Number Exercisable at February 1, 2014	Weighted Average Remaining Contractual Life (Years)
$0.79 - $0.94	1,761,067	6.5	637,343	5.4
$1.65	14,674	3.6	—	—
$3.17	524,524	6.1	259,510	4.7
$4.55 - $5.91	2,266,297	8.9	194,670	5.8
$26.96	52,761	10.0	—	—

	4,619,323		1,091,523

The aggregate intrinsic value of options outstanding as of February 1, 2014 was $103.2 million.

The following table summarizes information about the stock options vested and expected to vest during the contractual term:

Exercise Prices	Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
Vested and Expected to Vest as of February 1, 2014	4,445,723	7.7	$3.23

The aggregate intrinsic value of options vested and expected to vest as of February 1, 2014 was $99.4 million.

The fair value of each stock option granted was estimated on the date of grant using the Monte Carlo Simulation option pricing model through the date of the Offering and the Black Scholes option pricing model from the date of the Offering through February 1, 2014. The fair value of each stock option granted was estimated using the following assumptions:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Risk-Free Interest Rate	1.7 – 2.09%	1.0 – 1.3%	1.3 – 3.4%
Expected Volatility	36.8 – 38.0%	35.00%	31.10%
Expected Life (years)	6.25 – 7.4	6.6	6.4 – 9.3
Contractual Life (years)	10.0	10.0	10.0
Expected Dividend Yield	0.0%	0.0%	0.0%
Weighted Average Grant Date Fair Value of Options Issued at an exercise price of:
$2.78	N/A	N/A	$3.11
$4.55	5.64	$2.56	$2.46
$5.91	N/A	$4.31	N/A
$10.91	N/A	$2.78	$1.67
$10.96	N/A	N/A	$1.85
$26.96	10.96	N/A	N/A

The weighted average grant date fair value of options granted has varied from period to period due to changes in the Company’s business enterprise value and stock price. For additional information related to enterprise value, refer to Note 6, “Goodwill.”

Restricted Stock Awards

Under the 2006 Plan, the Company also has the ability to grant shares of restricted stock. During Fiscal 2013, the Company granted 26,396 shares of restricted stock. During Fiscal 2012, the Company granted 5,000 shares of restricted stock, consisting of 99 shares of Class A Common Stock and one share of Class L Common Stock. During Fiscal 2011, the Company did not grant any shares of restricted stock. For Fiscal 2013, the fair value of each share of restricted stock granted under the 2006 Plan was estimated using the closing price of the Company’s common stock on the date of grant. For Fiscal 2012, the fair value of each unit of restricted stock granted under the 2006 Plan is estimated on the date of grant using inputs that include the Company’s business enterprise value, the book value of outstanding debt and the number of shares of common stock outstanding. All shares of restricted stock granted to date under the 2006 Plan are service-based awards. Shares of restricted stock are expensed on a straight-line basis over the requisite service period of three to four years. Following a change of control, as defined by the 2006 Plan, all unvested shares of restricted stock shall accelerate and vest as of the date of such change of control.

As of February 1, 2014, there was approximately $0.8 million of unearned non-cash stock-based compensation that the Company expects to recognize as an expense over the next 3.3 years. At February 1, 2014, 1,006,060 of the outstanding shares of restricted stock had vested.

Award Grant, Vesting and Forfeiture transactions during the eight month period ended October 2, 2013 are summarized as follows:

	Number of Awards	Weighted Average Grant Date Fair Value Per Awards
Non-Vested Awards Outstanding, February 2, 2013	5,000	$5.56
Awards Granted	—	—
Awards Vested	—	—
Cancellation of Class A Units	(5,000)	5.56

Non-Vested Awards Outstanding, October 2, 2013	—	$—

As a result of the Reclassification on October 2, 2013, each outstanding share of the Company’s Class A common stock was automatically cancelled, each outstanding share of the Company’s Class L common stock was automatically converted into one share of the Company’s Class A common stock, effected for the 11-for-1 split, and then reclassified into common stock. Award Grant, Vesting and Forfeiture transactions during the four months ended February 1, 2014 are summarized below:

	Number of Shares	Weighted Average Exercise Price Per Share
Non-Vested Awards Outstanding, October 2, 2013	55,000	$5.56
Awards Granted	26,396	27.22
Awards Vested	—	—

Non-Vested Awards Outstanding, February 1, 2014	81,396	$12.58